BENEFIT PLANS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Percentage of Employer Match for up to Six Percent of Participants Earnings	50.00%
Percentage of Employee Match for Employer Contribution	6.00%
Defined Contribution Plan, Cost Recognized	$ 268,000	$ 277,000	$ 250,000
Group Term Replacement Plan, Cost Recognized	150,000	29,000	106,000
Executive Supplemental Retirement Agreements, Cost Recognized	708,000	769,000	737,000
Performance-Based Incentive Plan Expense	605,000	578,000	112,000
Supplemental Executive Retirement Plan, Cost Recognized	$ 45,000	$ 3,000	$ 13,000